Finance Lease Receivable - Summary of Maturity Analysis of Finance Lease Receivable (Detail) - CAD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	$ 198,139	$ 143,986	$ 90,621
Unearned finance income	(58,967)	(40,628)	(26,347)
Total	139,172	103,358	64,274	$ 900
Present value of minimum lease payments	139,172	103,358	64,274
Present value of unearned finance income	0	0
Total	139,172	103,358	64,274
Not later than one year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	22,628	16,420	3,047
Present value of minimum lease payments	20,965	15,248	2,928
Between One And Five Years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	91,057	64,739	42,129
Present value of minimum lease payments	68,228	49,546	34,020
Later than five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Minimum lease payments	84,454	62,827	45,445
Present value of minimum lease payments	$ 49,979	$ 38,564	$ 27,326